COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES.
COMMITMENTS AND CONTINGENCIES

NOTE 12 – COMMITMENTS AND CONTINGENCIES

The Company’s business is subject to various laws and regulations in the United States and other countries from where the Company operates.  Any regulatory action, tax or legal challenge against the Company for noncompliance with any regulatory or legal requirement could result in significant fines, penalties, or other enforcement actions, increased costs of doing business through adverse judgment or settlement, reputational harm, the diversion of significant amounts of management time and operational resources, and could require changes in compliance requirements or limits on the Company’s ability to expand its product offerings, or otherwise harm or have a material adverse effect on the Company’s business.

In February 2016, the Company submitted a disclosure to the U.S. Department of the Treasury’s Office of Foreign Assets Control (“OFAC”) about certain payments to the Crimea region of Ukraine and other OFAC target countries, which has since been under OFAC’s review. OFAC and the Company have reached a final settlement agreement for $1,400, which was paid during 2021.

On June 25, 2020, the German holding company of one of the Company’s card issuers in the United Kingdom (“UK Issuer”) and processing bank in Germany (“German Bank”) filed for insolvency protection after accusations of a significant fraud event. The Company had a relationship with the German Bank for several services, as well as with the UK Issuer an e-money institution regulated by the Financial Conduct Authority (FCA) in the United Kingdom which served as issuer of most of the prepaid Mastercard cards utilized by Company’s customers.

On July 3, 2020, the Company signed a security agreement with Mastercard, transferred and designated $50,000 as collateral to be utilized by Mastercard if the UK Issuer is in default on its payment obligations to settle with Mastercard. On July 15, 2020, by agreement with Mastercard, the Company reduced the collateral to $35,000. On August 20, 2020, the Company amended the security agreement with Mastercard and signed a portfolio transfer agreement with the UK Issuer. The amendment reduced the collateral to $24,000 and the portfolio transfer agreement set the terms for the termination of the card sponsorship agreement with the UK Issuer when the card portfolio is transferred to the Company’s licensed subsidiary in Ireland. On September 2, 2020, the card portfolio was migrated to the Company’s Irish subsidiary and the $24,000 was allocated as collateral for the migrated activity with the Company’s subsidiary. The $24,000 collateral was returned to the Company on June 25, 2021 and no balance outstanding as of December 31, 2021.

NOTE 12 – COMMITMENTS AND CONTINGENCIES (continued)

On September 9, 2020, the Company entered into an agreement with the UK Issuer, along with all other program managers of the UK Issuer, to participate in a solvent winddown of the UK Issuer in order to collect all remaining amounts owed from the UK Issuer. The Company no longer has a relationship with the UK Issuer and all applicable funds have been received by the Company.

The Company received communications noting the termination of its remaining business with the German Bank and following discussions between Payoneer Europe Limited and the German Bank it was agreed that certain account activities would be terminated in December 2020 and January 2021. Pursuant to a termination agreement entered into by Payoneer Europe Limited and the German Bank it was agreed that the remainder of the virtual collection accounts under Payoneer Europe Limited’s accounts with the German Bank would cease to be active at the end of May 2021. The termination agreement included a waiver of alleged breaches of contractual obligations that had been raised by the German Bank in a communication that preceded the agreement.

On September 28, 2021, the National Banking and Securities Commission (CNBV) and the Bank of Mexico revoked the banking license of a banking entity utilized by the Company due to the banking entity not meeting applicable capital requirements. As a result, the Company is unable to withdraw funds from the banking entity. The Company has reserved $2,250 for potential losses related to the inaccessible funds above the recovered amount. The Company applied for and recovered the maximum statutory reimbursement through the deposit insurance provided by Mexican Institute for the Protection of Banking Services (IPAB), totaling $140. The Company will also file a claim in liquidation for the remaining funds once the liquidation process is opened; however, the percentage of the deposit that will be recovered in liquidation is not known at this time.

From time to time, the Company is involved in other disputes or regulatory inquiries that arise in the ordinary course of business. These may include suits by its customers alleging, among other things, acting unfairly and/or not in conformity regarding pricing, rules or agreements, improper disclosure of our prices, rules, or policies or that our practices, prices, rules, policies, or customer agreements violate applicable law.

In addition to these types of disputes and regulatory inquiries, the operations of the Company are also subject to regulatory and/or legal review and/or challenges that tend to reflect the increasing global regulatory focus to which the industry in which the Company operates is subject and, when taken as a whole with other regulatory and legislative action, such actions could result in the imposition of costly new compliance burdens on the Company and may lead to increased costs and decreased transaction volume and revenue.

Any claims or regulatory actions against the Company, whether meritorious or not, could be time consuming, result in costly litigation, settlement payments, damage awards (including statutory damages for certain causes of action in certain jurisdictions), fines, penalties, injunctive relief, or increased costs of doing business through adverse judgment or settlement, require the Company to change our business practices, require significant amounts of management time, result in the diversion of operational resources, or otherwise harm the business.

Certain employment agreements require the Company to pay termination payments upon dismissal of certain executives without cause. The liability for employee rights upon termination would be recorded as a provision once the payment is considered probable.